Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Related parties [Abstract]
Balances with the related parties

(a) Balances with the related parties as of December 31, 2018 and 2019 are as follows:

Related party	Account	2018		2019
Investments in associates:
BNP Paribas Cardif Life Insurance	Other assets	~~W~~	9,860	92
”	Credit card loans		116	173
”	Deposits		444	402
Partners 4th Growth Investment Fund	Deposits		1,855	1,443
BNP Paribas Cardif General Insurance	Credit card loans		29	26
”	Allowances for credit Loss (“ACL”)		(2)	—
”	Other assets		—	401
”	Deposits		157	17
Shinhan Praxis K-Growth Global Private Equity Fund	Other assets		151	91
Dream High Fund III	Deposits		4	5
Midas Dong-A Snowball Venture Fund (*1)	Deposits		159	—
Credian Healthcare Private Equity Fund II	Deposits		45	4
Midas Dong-A Snowball Venture Fund 2	Deposits		354	233
IBKS-Shinhan Creative Economy New Technology Fund II (*1)	Deposits		672	—
Eum Private Equity Fund No.3	Deposits		49	353
SHBNPP Private Korea Equity Long-Short Professional Feeder (*2)	Other assets		133	—
Shinhan Global Healthcare Fund 1	Unearned revenue		360	—
Shinhan Fintech New Technology Fund No.1 (*1)	Unearned revenue		123	—
Taihan Industrial System Co., Ltd. (*3)	Deposits		85	—
Incorporated association Finance Saving Information Center	Credit card loans		3	—
	Deposits		4	6
GX Shinhan interest 1st Private Equity Fund	Unearned revenue		278	248
Nomura investment property trust No.19	Loans		11,966	11,973
”	Other assets		45	42
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3	Other assets		236	678
Shinhan-Stonebridge Petro Private Equity Fund	Other assets		484	810
Korea Finance Security	Deposits		—	362
SHINHAN-CORE TREND GLOBAL FUND 1	Unearned revenue		—	9
Hermes Private Investment Equity Fund	Deposits		—	275
Multimedia Tech Co.Ltd	Deposits		—	3
Korea Credit Bureau	Deposits		—	80
Goduck Gangil1 PFV Co., Ltd	Loans		—	24,000
”	ACL		—	(78)
SBC PFV Co., Ltd	Deposits		—	5,142
GMG Development Co,. Ltd	Deposits		—	300
Sprott Global Renewable Private Equity Fund I	Deposits		—	342
IMM Global Private Equity Fund	Loans		—	800
”	ACL		—	(3)
”	Deposits		—	7,598
Key management personnel and their immediate relatives:	Loans		3,313	4,426

	Assets		26,334	43,431

	Liabilities	~~W~~	4,589	16,822

(*1)	Excluded from related parties due to the disposal or liquidation.
(*2)	As the Group held control due to increases in the equity ratio during the year, it was changed from an associates to a consolidated subsidiary.
(*3)	As the Group does not have significant influence to this entity, this has been removed from the related parties for the year ended December 31, 2019.

Transactions with the related parties

(b)	Transactions with the related parties for the years ended December 31, 2017, 2018 and 2019 are as follows:

Related party	Account	2017		2018	2019
Investments in associates
BNP Paribas Cardif Life Insurance	Fees and commission income	~~W~~	4,631	3,716	4,230
”	Reversal of credit losses		—	4	3
”	Provision for credit losses		(3)	—	—
”	Other operating expenses		—	—	(1)
”	General and administrative expenses		(10)	(17)	(9)
Shinhan Praxis K-Growth Global Private Equity Fund	Fees and commission income		689	685	448
BNP Paribas Cardif General Insurance	Fees and commission income		4	9	11
”	Reversal of credit losses		1	—	—
”	Provision for credit losses		—	(2)	—
”	Other operating income		—	—	468
Midas Dong-A Snowball Venture Fund (*1)	Fees and commission income		38	47	119
”	Interest expense		(3)	(2)	(1)
SP New Technology Business investment Fund I (*2)	Fees and commission income		41	317	—
IBKS-Shinhan Creative Economy New Technology Fund (*2)	Fees and commission income	~~W~~	37	13	380
”	Interest expense		(2)	—	—
IBKS-Shinhan Creative Economy New Technology Fund 2 (*1)	Fees and commission income		25	16	8
SM New Technology Business Investment Fund I	Fees and commission income		55	55	14
JAEYOUNG SOLUTEC CO., LTD. (*2)	Interest income		654	523	—
”	Fees and commission income		1	2	—
”	Other operating income		3	3	—
”	Reversal of credit losses		1	—	—
”	Interest expense		(4)	(2)	—
”	Provision for credit losses		(55)	(1)	—
The Asia Pacific Capital Fund II L.P.	Fees and commission income		85	—	—
Partners 4th Growth Investment Fund	Interest expense		(16)	(19)	(7)
Shinhan-Albatross Technology Investment	Fees and commission income		152	216	216
”	Interest expense		(21)	—	—
SHBNPP Private Korea Equity Long-Short Professional Feeder (*3)	Fees and commission income		892	975	363
Branbuil CO., LTD.	Fees and commission income		2	—	—
KDBC Midas Dong-A Snowball Venture Fund 2	Interest expense		—	(2)	—
STI-New Growth Engines Investment (*2)	Fees and commission income		30	16	—
Shinhan Fintech New Technology Fund No.1 (*1)	Fees and commission income		30	153	38
KTB New lake medical Global Investment	Interest income		10	—	—
”	Other operating expenses		(13)	—	—
Shinhan Global health Care Investment No.1	Fees and commission income		282	785	360
Taihan Industrial System Co., Ltd. (*4)	Fees and commission income		2	1	—
Shinhan capital-Cape FN Fund No.1 (*1)	Fees and commission income		—	82	101
SHC-K2 Global Material Fund	Fees and commission income		—	20	19
Synergy-Shinhan Mezzanine New Technology Investment Fund	Fees and commission income		—	127	94
Shinhan-Midas Dong-A Secondary Venture Fund	Fees and commission income	~~W~~	—	71	187
GX Shinhan interest 1st Private Equity Fund	Fees and commission income		—	412	545
Shinhan-Nvestor Liquidity Solution Fund	Fees and commission income		—	214	361
SHC ULMUS Fund No.1	Fees and commission income		—	51	76
Shinhan-PS Investment Fund No.1	Fees and commission income		—	12	20
Nomura investment property trust No.19	Interest income		—	312	519
”	Other operating income		—	—	7
”	Provision for credit loss		—	(34)	—
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3	Fees and commission income		—	236	2,694
Shinhan-Stonebridge Petro Private Equity Fund	Fees and commission income		—	1,920	1,762
Korea Finance Security	Fees and commission income		—	—	10
ShinHan – Soo Young Entrepreneur Investment Fund No.1	Fees and commission income		—	—	275
Shinhan-Rhinos 1 Fund	Fees and commission income		—	—	64
SHINHAN-CORE TREND GLOBAL FUND 1	Fees and commission income		—	—	45
Kiwoom-Shinhan Innovation Fund I	Fees and commission income		—	—	67
One Shinhan Global Fund 1	Fees and commission income		—	—	151
Yeollim-Shinhan Portfolio Fund I	Fees and commission income		—	—	59
FuturePlay-Shinhan TechInnovation Fund 1	Fees and commission income		—	—	7
WON JIN HOME PLAN CO.,LTD	Interest income		—	—	186
Korea Credit Bureau	Fees and commission income		—	—	13
”	Interest expense		—	—	(5)
Goduck Gangil1 PFV Co., Ltd	Interest income		—	—	328
”	Fees and commission income		—	—	1,120
”	Provision for credit loss		—	—	(78)
SBC PFV Co., Ltd	Interest expense		—	—	(3)
IMM Global Private Equity Fund	Interest income		—	—	28
”	Interest expense		—	—	(25)
”	Provision for credit loss		—	—	(3)
Key management personnel and their immediate relatives
Interest income			101	101	161

		~~W~~	7,639	11,015	15,425

(*1)	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2019.
(*2)	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2018
(*3)	Included in the related party due to the additional acquisition for the year ended December 31, 2019.
(*4)	As the Group does not have significant influence to this entity, this has been removed from the related parties for the year ended December 31, 2019.

Key management personnel compensation
(c)	Key management personnel compensation

Key management personnel compensation for the years ended December 31, 2017, 2018 and 2019 were as follows:

	2017		2018	2019
Short-term employee benefits	~~W~~	17,112	22,502	21,237
Severance benefits		979	419	731
Share-based payment transactions (*)		6,787	4,944	12,343

	~~W~~	24,878	27,865	34,311

(*)	The expenses of share-based payment transactions are the remuneration expenses during the vesting period.

The guarantees provided between the related parties
(d)	The guarantees provided between the related parties as of December 31, 2018 and 2019 are as follows:

		Amount of guarantees
Guarantor	Guaranteed Parties	2018		2019	Account
Shinhan Bank	BNP Paribas Cardif Life Insurance	~~W~~	10,000	10,000	Unused credit line

Details of collaterals provided by the related parties
(e)	Details of collaterals provided by the related parties as of December 31, 2018 and December 31, 2019 are as follows:

Provided to	Provided by	Pledged assets	2018		2019
Shinhan Bank	BNP Paribas Cardif Life Insurance	Government bonds	~~W~~	12,000	12,000
”	Hyungje art printing	Properties		—	120
”	Goduck Gangil1 PFV Co., Ltd	Guarantee insurance policy		—	28,800

			~~W~~	12,000	40,920

Significant loan transactions with related parties
(f)	Details of significant loan transactions with related parties as of December 31, 2018 and 2019 are as follows:

		2018
Classification	Company	Beginning		Loan	Recover	Other (*)	Ending
Investments in associates	Nomura investment property trust No.19	~~W~~	—	12,000	—	(34)	11,966

(*)	The effect on changes in allowance for credit loss is included.

		2019
Classification	Company	Beginning		Loan	Recover	Other (*)	Ending
Investments in associates	Nomura investment property trust No.19	~~W~~	11,966	—	—	7	11,973
”	Goduck Gangil1 PFV Co., Ltd		—	24,000	—	—	24,000
”	IMM Global Private Equity Fund		—	800	—	—	800

	Total	~~W~~	11,966	24,800	—	7	36,773

(*)	The effect on changes in allowance for credit loss is included.